Shareholders' Equity - Additional Information (Details)			3 Months Ended	6 Months Ended
	Aug. 20, 2020 USD ($) shares	Aug. 11, 2020 USD ($) shares	Mar. 31, 2021 £ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 £ / shares shares	Dec. 31, 2020 £ / shares shares	Aug. 20, 2020 £ / shares	Aug. 11, 2020 £ / shares	Jun. 30, 2020 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized | shares						160,000,000	160,000,000
Ordinary shares, par value						£ 0.00001	£ 0.00001			£ 0.00001
Common stock, voting rights				Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid | $				$ 0
Proceeds from issuance of ordinary shares | $					$ 9,000
Newly issued shares, nominal value per share						1.00
Common stock, conversion basis				different classes of shares were converted into a single class of ordinary shares
Reverse split, description				1-for-0.159 reverse split
Reverse split, ratio				6.289
Deferred shares voting rights				no
Deferred shares transfer of shares, consideration | $				$ 0
Deferred shares conversion rights				no available conversion rights
American Depository Shares
Class Of Stock [Line Items]
Proceeds from issuance of ordinary shares | $	$ 161,800,000
Underwriting discounts, commissions and offering expense | $	$ 12,500,000
American Depository Shares | IPO
Class Of Stock [Line Items]
Issuance of shares, Shares | shares		8,823,529
Ordinary shares, price per share									£ 18.00
Proceeds from issuance of ordinary shares | $		$ 147,700,000
American Depository Shares | Overallotment Options to Underwriters
Class Of Stock [Line Items]
Issuance of shares, Shares | shares	1,128,062
Ordinary shares, price per share								£ 18.00
Proceeds from issuance of ordinary shares | $	$ 18,900,000
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value			£ 0.00001			0.00001
Number of deferred shares cancelled | shares			144,500,094
Deferred Shares of £0.001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value			£ 0.001			0.001
Deferred share, nominal value						0.99999
Number of deferred shares cancelled | shares			100,000,000
Number of remaining deferred shares cancelled | shares			23,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares, par value						£ 100,000
Deferred share, nominal value			£ 100,000